SHAREHOLDERS' EQUITY - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	5 years
Risk-free interest rate	1.70%
Risk-free interest rate, Minimum	1.70%	0.40%
Risk-free interest rate, Maximum		0.90%
Expected volatility	132.00%
Expected volatility, Minimum	132.00%	91.00%
Expected volatility, Maximum		137.00%
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		9 months 18 days
Risk-free interest rate		0.40%
Dividend yield		0.00%
Expected volatility		186.00%